Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.00005 per share
Amount Registered | shares	30,718,359
Proposed Maximum Offering Price per Unit	4.16
Maximum Aggregate Offering Price	$ 127,788,373.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,647.57
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the registration statement of which this exhibit 107 is a part includes an indeterminate number of additional Class A ordinary shares, par value US$0.00005 per share (the "Class A Ordinary Shares") of GDS Holdings Limited (the "Registrant"), which may be offered and issued under the Registrant's 2016 Equity Incentive Plan, as amended and effective on August 6, 2020 (the "2016 Plan") to prevent dilution from stock splits, stock dividends or similar transactions. These Class A Ordinary Shares may be represented by the Registrant's American depositary shares ("ADSs"), each of which represents eight Class A Ordinary Shares. ADSs issuable upon deposit of the securities registered hereby have been registered under separate registration statements on Form F-6 (Registration No. 333-214177, Registration No. 333-235363, Registration No. 333-249704 and Registration No. 333-271499). Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Registrant's ADSs as reported on the Nasdaq Global Market on June 15, 2026 divided by eight, the then Class A Ordinary Share-to-ADS ratio. An additional 30,718,359 Class A Ordinary Shares are being registered on the registration statement of which this exhibit 107 is a part to cover the additional Class A Ordinary Shares that may be issued under the 2016 Plan, as amended on August 6, 2020, which were not previously registered under the Registrant's registration statements on Form S-8, as filed with the Securities and Exchange Commission on November 25, 2016 (File No. 333-214800), August 12, 2020 (File No. 333-244736), February 10, 2022 (File No. 333-262615) and February 20, 2024 (File No. 333-277164). These additional 30,718,359 Class A Ordinary Shares include (i) 22,189,959 additional Class A ordinary shares that have been authorized under the 2016 Plan pursuant to its evergreen provisions, and (ii) 8,528,400 Class A ordinary shares represented by 1,066,050 ADSs ("Returned ADSs") that J.P. Morgan Securities plc (the "ADS Borrower") returned to the Registrant , which Returned ADSs are the remainder of 6,000,000 ADSs that the Registrant loaned to the ADS Borrower pursuant to an ADS lending agreement for sale by an affiliate of the ADS Borrower, J.P. Morgan Securities LLC, pursuant to a prospectus supplement dated May 27, 2025 to the prospectus dated May 27, 2025, which forms a part of the Registrant's registration statement on Form F-3 (File No. 333-287594). Such Returned ADSs may be issued in settlement of awards granted under the 2016 Plan.